Other Reserves (Details)			1 Months Ended			12 Months Ended
	Feb. 11, 2019 $ / shares shares	Jul. 13, 2018 $ / shares shares	Oct. 29, 2020 USD ($)	Jun. 30, 2019 USD ($)	Nov. 26, 2018 $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)
Other Reserves (Details) [Line Items]
ESOP options issued			$ 9,000,000
Revaluation financials amount				$ 607,000		$ 607,000
Value of shares owed (in Dollars)							$ 73,088
Dr. Jerry Kanellos [Member]
Other Reserves (Details) [Line Items]
Maturity date, description		Jerry Kanellos, Chief Operating Officer of Immuron Limited, 1,000,000 unlisted options exercisable at $0.50 on or before 1 July 2021.
Number of shares unlisted option (in Shares) | shares		1,000,000
Unlisted option exercisable per shares (in Dollars per share) | $ / shares		$ 0.5
Mr. Richard J. Berman [Member]
Other Reserves (Details) [Line Items]
Maturity date, description					On 26 November 2018, the Company issued Mr. Richard J. Berman, a Non-Executive Director of Immuron Limited, 2,000,000 unlisted options exercisable at $0.50 on or before June 30, 2021.
Number of shares unlisted option (in Shares) | shares					2,000,000
Unlisted option exercisable per shares (in Dollars per share) | $ / shares					$ 0.5
Dr. Gary S. Jacob [Member]
Other Reserves (Details) [Line Items]
Number of shares unlisted option (in Shares) | shares	5,000,000
Unlisted option exercisable per shares (in Dollars per share) | $ / shares	$ 0.5
Options granted				$ 975,000
Grant date, description				In line with IFRS 2, these were re-measured at grant date 6 November 2019 after being approved by shareholders with a value of $368,000, being a revaluation of $607,000 in the 30 June 2020 financials.
Revaluation of options value				$ 368,000